Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions
Due from related parties	¥ 678		¥ 1,012
Amounts due to related parties	7,190	$ 1,042	37,455
Neolix Technologies
Related Party Balances and Transactions
Due from related parties	678		678
Beijing Yihang
Related Party Balances and Transactions
Due from related parties			334
Amounts due to related parties	5,921		7,102
Beijing Sankuai
Related Party Balances and Transactions
Amounts due to related parties	1,185		330
Airx
Related Party Balances and Transactions
Amounts due to related parties	23		23
Hanhai
Related Party Balances and Transactions
Amounts due to related parties	¥ 61
Changzhou Huixiang
Related Party Balances and Transactions
Amounts due to related parties			¥ 30,000